Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSgA Active ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 24, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2013